Document And Entity Information	Oct. 27, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	STAG INDUSTRIAL, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-34907
Entity Tax Identification Number	27-3099608
Entity Address, Address Line One	100 Federal Street, 29th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	574-4777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	STAG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001479094
Amendment Flag	false